DEBENTURES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014
Debt Instrument [Line Items]
2016	$ 0
2017	3,276
2018	3,276
2019	35,147
2020 and thereafter	16,379
Total	$ 58,497	[1]	$ 0

[1]	include short term accrued interest of $213